Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail)
¥ in Millions
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 179,361	¥ 176,095
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	26,267	23,172
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	22,428	23,172
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,630	7,526
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,630	¥ 7,526
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Discounted Cash Flows Valuation Technique | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for probable loan losses)		0.107
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Direct Capitalization Valuation Technique | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for probable loan losses)		0.112
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 6,630
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		¥ 7,526
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for probable loan losses)	0.058
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for probable loan losses)	0.082
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Discounted Cash Flows Valuation Technique | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for probable loan losses)		0.107
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct Capitalization Valuation Technique | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for probable loan losses)		0.112
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for probable loan losses)	0.063
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Discounted Cash Flows Valuation Technique | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases and property under facility operations		0.080
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases and property under facility operations	0.073
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Weighted Average | Discounted Cash Flows Valuation Technique | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases and property under facility operations		0.080
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases and property under facility operations	0.073
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 2,897	¥ 11,730
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 2,897	11,730
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investments in affiliates	0.140
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 2,563
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Valuation, Market Price Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		¥ 11,730
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Business enterprise value multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 334
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Minimum | Discounted Cash Flows Valuation Technique | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investments in affiliates		0.093
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Maximum | Discounted Cash Flows Valuation Technique | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investments in affiliates		0.103
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Weighted Average | Discounted Cash Flows Valuation Technique | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investments in affiliates		0.098
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investments in affiliates	0.140
Fair Value, Measurements, Nonrecurring | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 12,901	¥ 3,916
Fair Value, Measurements, Nonrecurring | Investment in Operating Leases and Properties under Facility Operations | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	12,901	3,916
Fair Value, Measurements, Nonrecurring | Investment in Operating Leases and Properties under Facility Operations | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	2,345	27
Fair Value, Measurements, Nonrecurring | Investment in Operating Leases and Properties under Facility Operations | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 10,556	¥ 3,889